Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended					11 Months Ended	12 Months Ended
	May 11, 2016	Aug. 06, 2015	May 22, 2015	May 22, 2015	May 18, 2015	Apr. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2016	May 18, 2015
Investors contributed series-seed equity financing									$ 530,000
Number of common stock new issue		7,876,310
Value of shares issued										5,011,314
Private Placement Offering (the "April 2016 Offering") [Member]
Legal Fees										17,500
Private placement offering (the "March 2015 Offering") [Member]
Legal Fees									$ 77,150
Akoustis, Inc. [Member] | Convertible Notes Payable [Member]
Amount of debt converted			$ 645,000
Debt carrying value										$ 645,000
Conversion price (in dollars per share)							$ 1.50		$ 1.50	$ 1.50
Akoustis, Inc. [Member] | One Convertible Note Holder [Member] | Convertible Notes Payable [Member]
Amount of debt converted						$ 10,000
Akoustis, Inc. [Member] | Founders & Angel Investors [Member]
Investors contributed series-seed equity financing								$ 530,000
Akoustis, Inc. [Member] | Investors [Member] | Private Placement Offering (the "April 2016 Offering") [Member] | Stock Purchase Agreement [Member]
Legal Fees							$ 35,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member]
Equity financing								175,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Convertible Notes Payable [Member]
Face amount							200,000		$ 200,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Private Placement Offering (the "April 2016 Offering") [Member] | Convertible Notes Payable [Member]
Number of common stock new issue										93,750
Value of shares issued										$ 150,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Private placement offering (the "March 2015 Offering") [Member] | Convertible Notes Payable [Member]
Number of common stock new issue									134,000
Value of shares issued									$ 201,000
Debt conversion converted instrument amount									200,000
Akoustis, Inc. [Member] | Raytech, LLC [Member] | Debt [Member]
Face amount							30,000		30,000
Akoustis, Inc. [Member] | Raytech, LLC [Member] | Loan Agreement [Member]
Transaction from related party									$ 30,000
Agreement term									12 months
Akoustis, Inc. [Member] | Steven P. DenBaars [Member]
Equity financing								50,000
Akoustis, Inc. [Member] | Steven P. DenBaars [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue				125,000
Value of shares issued				$ 200,000
Akoustis, Inc. [Member] | Steven P. DenBaars [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of common stock new issue									17,000
Value of shares issued									$ 25,500
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Contractor Agreement [Member]
Payments for consulting fees											$ 27,426
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Private Placement Offering (the "April 2016 Offering") [Member] | Contractor Agreement [Member]
Number of common stock new issue					6,250
Value of shares issued					$ 10,000
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Private placement offering (the "March 2015 Offering") [Member] | Contractor Agreement [Member]
Number of common stock new issue					17,000
Value of shares issued					$ 25,500
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member]
Equity financing								100,000
Number of common stock new issue						6,806
Value of shares issued						$ 10,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Convertible Notes Payable [Member]
Face amount							225,000		225,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue				10,000						35,000
Value of shares issued				$ 16,000						$ 56,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of common stock new issue						144,000
Value of shares issued						$ 216,000
Debt conversion converted instrument amount						$ 215,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member]
Equity financing								$ 80,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member] | Convertible Notes Payable [Member]
Face amount							$ 130,000		$ 130,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of common stock new issue									90,000	100,000
Value of shares issued									$ 135,000	$ 150,000
Debt conversion converted instrument amount									130,000
Akoustis, Inc. [Member] | Shareholder [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue										250,000
Value of shares issued										$ 400,000
Akoustis, Inc. [Member] | Shareholder [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of common stock new issue										135,000
Value of shares issued										$ 202,500
Percentage of ownership										15.40%
Akoustis, Inc. [Member] | Arthur E. Geiss [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue	125,000
Value of shares issued	$ 200,000
Akoustis, Inc. [Member] | Jerry D. Neal [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue	10,000
Value of shares issued	$ 16,000
Akoustis, Inc. [Member] | AEG Consulting LLC (firm owned by a Co-Chairman )[Member]
Payments for consulting fees									$ 3,462	$ 9,463
Akoustis, Inc. [Member] | Cindy C. Payne [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue										9,375
Value of shares issued										$ 15,000
Akoustis, Inc. [Member] | David M. Aichele [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue										6,250
Value of shares issued										$ 10,000
Akoustis, Inc. [Member] | Big Red LLC [Member]
Transaction from related party										$ 43,544